Supplementary Guarantor Information (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Nov. 30, 2016	May 31, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements of Operations [Abstract]
Net sales			$ 1,495.6	$ 1,494.3	$ 1,557.2	$ 1,533.4	$ 1,418.6	$ 1,452.9	$ 1,492.2	$ 1,518.8	$ 6,080.5	$ 5,882.5	$ 6,692.9
Cost of products sold (a)											5,253.1	5,099.7	6,253.3
Selling and administrative expenses (exclusive of items shown separately below)											284.9	279.1	262.9
Depreciation											226.0	216.6	216.0
Charge (credit) for termination of pellet agreement and related transportation costs											(19.3)	69.5	0.0
Charge for facility idling											0.0	0.0	28.1
Asset impairment charge											75.6	0.0	0.0
Total operating costs											5,820.3	5,664.9	6,760.3
Operating profit (loss)			(52.3)	66.3	116.5	129.7	42.3	89.6	69.0	16.7	260.2	217.6	(67.4)
Pension and OPEB expense (income)											(71.9)	16.5	58.9
Interest expense											152.3	163.9	173.0
Impairment of Magnetation investment											0.0	0.0	(256.3)
Impairment of AFSG investment											0.0	0.0	(41.6)
Other income (expense)											(17.1)	(4.9)	1.4
Income (loss) before income taxes											162.7	32.3	(595.8)
Income tax expense (benefit)											(2.2)	(16.9)	(6.3)
Equity in net income (loss) of subsidiaries											0.0	0.0	0.0
Net income (loss)											164.9	49.2	(589.5)
Less: Net income attributable to noncontrolling interests											61.4	66.0	62.8
Net income (loss) attributable to AK Steel Holding Corporation			(80.4)	$ 22.3	$ 77.2	84.4	(46.7)	$ 27.8	$ 27.8	(25.7)	103.5	(16.8)	(652.3)
Other comprehensive income (loss)											38.5	124.6	8.7
Comprehensive income (loss) attributable to AK Steel Holding Corporation											142.0	107.8	(643.6)
Current assets:
Cash and cash equivalents			38.0			173.2	173.2			56.6	173.2	56.6	70.2	$ 38.0	$ 173.2	$ 56.6	$ 70.2
Accounts receivable, net														517.8	442.0
Inventory														1,385.0	1,232.6
Other current assets														130.3	94.6
Total current assets														2,071.1	1,942.4
Property, plant and equipment														6,831.8	6,569.0
Accumulated depreciation														(4,845.6)	(4,554.6)
Property, plant and equipment, net														1,986.2	2,014.4
Other non-current assets:
Investment in subsidiaries														0.0	0.0
Inter-company accounts														0.0	0.0
Goodwill and intangible assets														306.7	32.8
Other non-current assets														110.8	112.1
TOTAL ASSETS														4,474.8	4,101.7
Current liabilities:
Accounts payable														690.4	589.9
Accrued liabilities														270.5	234.1
Current portion of pension and other postretirement benefit obligations														40.1	41.3
Total current liabilities														1,001.0	865.3
Non-current liabilities:
Long-term debt														2,110.1	1,816.6
Pension and other postretirement benefit obligations														894.2	1,093.7
Inter-company accounts														0.0	0.0
Other non-current liabilities														168.9	155.0
TOTAL LIABILITIES														4,174.2	3,930.6
EXCHANGEABLE NOTES EXCHANGE FEATURE														0.0	21.3
Equity (deficit):
Total stockholders’ equity (deficit)														(44.6)	(213.1)
Noncontrolling interests														345.2	362.9
TOTAL EQUITY (DEFICIT)														300.6	149.8	(528.4)	142.0
TOTAL LIABILITIES AND EQUITY (DEFICIT)														4,474.8	4,101.7
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											198.8	304.6	200.3
Cash flows from investing activities:
Capital investments											(152.5)	(127.6)	(99.0)
Proceeds from sale of equity investee											0.0	0.0	25.0
Proceeds from AFSG Holdings, Inc. distribution											0.0	0.0	14.0
Investments in acquired business, net of cash acquired											(360.4)	0.0	0.0
Other investing items, net											4.2	2.3	12.5
Net cash flows from investing activities											(508.7)	(125.3)	(47.5)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											450.0	(550.0)	(55.0)
Proceeds from issuance of long-term debt											680.0	380.0	0.0
Redemption of long-term debt											(848.4)	(392.8)	(14.1)
Proceeds from issuance of common stock	$ 351.0	$ 249.5									0.0	600.4	0.0
Debt issuance costs											(25.3)	(20.4)	0.0
Inter-company activity											0.0	0.0	0.0
SunCoke Middletown distributions to noncontrolling interest owners											(79.1)	(85.1)	(96.3)
Other financing items, net											(2.5)	5.2	(1.0)
Net cash flows from financing activities											174.7	(62.7)	(166.4)
Net increase (decrease) in cash and cash equivalents											(135.2)	116.6	(13.6)
Cash and cash equivalents, beginning of year						173.2				56.6	173.2	56.6	70.2
Cash and cash equivalents, end of year			38.0				173.2				38.0	173.2	56.6
Parent Company [Member]
Condensed Statements of Operations [Abstract]
Net sales											0.0	0.0	0.0
Cost of products sold (a)											0.0	0.0	0.0
Selling and administrative expenses (exclusive of items shown separately below)											3.7	4.4	4.9
Depreciation											0.0	0.0	0.0
Charge (credit) for termination of pellet agreement and related transportation costs											0.0	0.0
Charge for facility idling													0.0
Asset impairment charge											0.0
Total operating costs											3.7	4.4	4.9
Operating profit (loss)											(3.7)	(4.4)	(4.9)
Pension and OPEB expense (income)											0.0	0.0	0.0
Interest expense											0.0	0.0	0.0
Impairment of Magnetation investment													0.0
Impairment of AFSG investment													0.0
Other income (expense)											0.0	0.0	0.0
Income (loss) before income taxes											(3.7)	(4.4)	(4.9)
Income tax expense (benefit)											0.0	0.0	0.0
Equity in net income (loss) of subsidiaries											107.2	(12.4)	(647.4)
Net income (loss)											103.5	(16.8)	(652.3)
Less: Net income attributable to noncontrolling interests											0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation											103.5	(16.8)	(652.3)
Other comprehensive income (loss)											38.5	124.6	8.7
Comprehensive income (loss) attributable to AK Steel Holding Corporation											142.0	107.8	(643.6)
Current assets:
Cash and cash equivalents			0.0			0.0	0.0			0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net														0.0	0.0
Inventory														0.0	0.0
Other current assets														0.0	0.0
Total current assets														0.0	0.0
Property, plant and equipment														0.0	0.0
Accumulated depreciation														0.0	0.0
Property, plant and equipment, net														0.0	0.0
Other non-current assets:
Investment in subsidiaries														(3,127.4)	(3,164.7)
Inter-company accounts														3,082.8	2,951.6
Goodwill and intangible assets														0.0	0.0
Other non-current assets														0.0	0.0
TOTAL ASSETS														(44.6)	(213.1)
Current liabilities:
Accounts payable														0.0	0.0
Accrued liabilities														0.0	0.0
Current portion of pension and other postretirement benefit obligations														0.0	0.0
Total current liabilities														0.0	0.0
Non-current liabilities:
Long-term debt														0.0	0.0
Pension and other postretirement benefit obligations														0.0	0.0
Inter-company accounts														0.0	0.0
Other non-current liabilities														0.0	0.0
TOTAL LIABILITIES														0.0	0.0
EXCHANGEABLE NOTES EXCHANGE FEATURE															0.0
Equity (deficit):
Total stockholders’ equity (deficit)														(44.6)	(213.1)
Noncontrolling interests														0.0	0.0
TOTAL EQUITY (DEFICIT)														(44.6)	(213.1)
TOTAL LIABILITIES AND EQUITY (DEFICIT)														(44.6)	(213.1)
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											(2.5)	(3.1)	(3.7)
Cash flows from investing activities:
Capital investments											0.0	0.0	0.0
Proceeds from sale of equity investee													0.0
Proceeds from AFSG Holdings, Inc. distribution													0.0
Investments in acquired business, net of cash acquired											0.0
Other investing items, net											0.0	0.0	0.0
Net cash flows from investing activities											0.0	0.0	0.0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											0.0	0.0	0.0
Proceeds from issuance of long-term debt											0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												600.4
Debt issuance costs											0.0	0.0
Inter-company activity											5.0	(602.4)	4.7
SunCoke Middletown distributions to noncontrolling interest owners											0.0	0.0	0.0
Other financing items, net											(2.5)	5.1	(1.0)
Net cash flows from financing activities											2.5	3.1	3.7
Net increase (decrease) in cash and cash equivalents											0.0	0.0	0.0
Cash and cash equivalents, beginning of year						0.0				0.0	0.0	0.0	0.0
Cash and cash equivalents, end of year			0.0				0.0				0.0	0.0	0.0
AK Steel [Member]
Condensed Statements of Operations [Abstract]
Net sales											5,755.1	5,681.0	6,498.2
Cost of products sold (a)											5,082.0	5,044.8	6,205.7
Selling and administrative expenses (exclusive of items shown separately below)											285.5	282.7	271.4
Depreciation											189.3	187.8	187.7
Charge (credit) for termination of pellet agreement and related transportation costs											(19.3)	69.5
Charge for facility idling													28.1
Asset impairment charge											75.6
Total operating costs											5,613.1	5,584.8	6,692.9
Operating profit (loss)											142.0	96.2	(194.7)
Pension and OPEB expense (income)											(71.9)	16.5	58.9
Interest expense											150.3	162.3	171.0
Impairment of Magnetation investment													0.0
Impairment of AFSG investment													0.0
Other income (expense)											(30.1)	(16.4)	6.4
Income (loss) before income taxes											33.5	(99.0)	(418.2)
Income tax expense (benefit)											(29.4)	(43.7)	(29.9)
Equity in net income (loss) of subsidiaries											44.3	42.9	(259.1)
Net income (loss)											107.2	(12.4)	(647.4)
Less: Net income attributable to noncontrolling interests											0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation											107.2	(12.4)	(647.4)
Other comprehensive income (loss)											38.5	124.6	8.7
Comprehensive income (loss) attributable to AK Steel Holding Corporation											145.7	112.2	(638.7)
Current assets:
Cash and cash equivalents			14.5			147.9	147.9			27.0	147.9	27.0	28.5	14.5	147.9	27.0	28.5
Accounts receivable, net														432.4	400.4
Inventory														1,231.5	1,158.4
Other current assets														124.7	91.5
Total current assets														1,803.1	1,798.2
Property, plant and equipment														6,004.0	5,857.9
Accumulated depreciation														(4,620.8)	(4,365.8)
Property, plant and equipment, net														1,383.2	1,492.1
Other non-current assets:
Investment in subsidiaries														1,844.9	1,402.9
Inter-company accounts														0.0	0.0
Goodwill and intangible assets														0.0	0.0
Other non-current assets														66.3	73.0
TOTAL ASSETS														5,097.5	4,766.2
Current liabilities:
Accounts payable														623.3	557.7
Accrued liabilities														228.2	213.7
Current portion of pension and other postretirement benefit obligations														39.7	41.0
Total current liabilities														891.2	812.4
Non-current liabilities:
Long-term debt														2,110.1	1,816.6
Pension and other postretirement benefit obligations														890.8	1,090.4
Inter-company accounts														4,199.6	4,036.9
Other non-current liabilities														133.2	153.3
TOTAL LIABILITIES														8,224.9	7,909.6
EXCHANGEABLE NOTES EXCHANGE FEATURE															21.3
Equity (deficit):
Total stockholders’ equity (deficit)														(3,127.4)	(3,164.7)
Noncontrolling interests														0.0	0.0
TOTAL EQUITY (DEFICIT)														(3,127.4)	(3,164.7)
TOTAL LIABILITIES AND EQUITY (DEFICIT)														5,097.5	4,766.2
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											67.3	186.5	49.0
Cash flows from investing activities:
Capital investments											(131.8)	(116.0)	(85.0)
Proceeds from sale of equity investee													25.0
Proceeds from AFSG Holdings, Inc. distribution													0.0
Investments in acquired business, net of cash acquired											(360.4)
Other investing items, net											4.0	3.0	12.5
Net cash flows from investing activities											(488.2)	(113.0)	(47.5)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											450.0	(550.0)	(55.0)
Proceeds from issuance of long-term debt											680.0	380.0
Redemption of long-term debt											(848.4)	(392.8)	(14.1)
Proceeds from issuance of common stock												0.0
Debt issuance costs											(25.3)	(20.4)
Inter-company activity											31.2	630.5	66.1
SunCoke Middletown distributions to noncontrolling interest owners											0.0	0.0	0.0
Other financing items, net											0.0	0.1	0.0
Net cash flows from financing activities											287.5	47.4	(3.0)
Net increase (decrease) in cash and cash equivalents											(133.4)	120.9	(1.5)
Cash and cash equivalents, beginning of year						147.9				27.0	147.9	27.0	28.5
Cash and cash equivalents, end of year			14.5				147.9				14.5	147.9	27.0
Guarantor Subsidiaries of the Senior Notes [Member]
Condensed Statements of Operations [Abstract]
Net sales											285.9	250.9	256.2
Cost of products sold (a)											197.7	171.7	166.2
Selling and administrative expenses (exclusive of items shown separately below)											13.5	12.7	13.1
Depreciation											7.5	7.0	7.4
Charge (credit) for termination of pellet agreement and related transportation costs											0.0	0.0
Charge for facility idling													0.0
Asset impairment charge											0.0
Total operating costs											218.7	191.4	186.7
Operating profit (loss)											67.2	59.5	69.5
Pension and OPEB expense (income)											0.0	0.0	0.0
Interest expense											0.0	0.0	0.0
Impairment of Magnetation investment													0.0
Impairment of AFSG investment													0.0
Other income (expense)											11.4	8.1	6.6
Income (loss) before income taxes											78.6	67.6	76.1
Income tax expense (benefit)											29.9	25.7	28.9
Equity in net income (loss) of subsidiaries											0.0	0.0	0.0
Net income (loss)											48.7	41.9	47.2
Less: Net income attributable to noncontrolling interests											0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation											48.7	41.9	47.2
Other comprehensive income (loss)											0.0	0.0	0.0
Comprehensive income (loss) attributable to AK Steel Holding Corporation											48.7	41.9	47.2
Current assets:
Cash and cash equivalents			7.2			4.4	4.4			5.7	4.4	5.7	4.5	7.2	4.4	5.7	4.5
Accounts receivable, net														33.2	30.3
Inventory														55.1	43.7
Other current assets														0.2	0.2
Total current assets														95.7	78.6
Property, plant and equipment														181.5	175.9
Accumulated depreciation														(94.8)	(87.2)
Property, plant and equipment, net														86.7	88.7
Other non-current assets:
Investment in subsidiaries														0.0	0.0
Inter-company accounts														1,523.1	1,462.3
Goodwill and intangible assets														32.8	32.8
Other non-current assets														0.2	0.2
TOTAL ASSETS														1,738.5	1,662.6
Current liabilities:
Accounts payable														17.9	16.7
Accrued liabilities														7.8	7.0
Current portion of pension and other postretirement benefit obligations														0.0	0.0
Total current liabilities														25.7	23.7
Non-current liabilities:
Long-term debt														0.0	0.0
Pension and other postretirement benefit obligations														0.0	0.0
Inter-company accounts														0.0	0.0
Other non-current liabilities														1.0	1.6
TOTAL LIABILITIES														26.7	25.3
EXCHANGEABLE NOTES EXCHANGE FEATURE															0.0
Equity (deficit):
Total stockholders’ equity (deficit)														1,711.8	1,637.3
Noncontrolling interests														0.0	0.0
TOTAL EQUITY (DEFICIT)														1,711.8	1,637.3
TOTAL LIABILITIES AND EQUITY (DEFICIT)														1,738.5	1,662.6
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											73.3	44.3	50.6
Cash flows from investing activities:
Capital investments											(5.6)	(8.8)	(9.0)
Proceeds from sale of equity investee													0.0
Proceeds from AFSG Holdings, Inc. distribution													0.0
Investments in acquired business, net of cash acquired											0.0
Other investing items, net											0.0	0.0	0.0
Net cash flows from investing activities											(5.6)	(8.8)	(9.0)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											0.0	0.0	0.0
Proceeds from issuance of long-term debt											0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs											0.0	0.0
Inter-company activity											(64.9)	(36.8)	(40.4)
SunCoke Middletown distributions to noncontrolling interest owners											0.0	0.0	0.0
Other financing items, net											0.0	0.0	0.0
Net cash flows from financing activities											(64.9)	(36.8)	(40.4)
Net increase (decrease) in cash and cash equivalents											2.8	(1.3)	1.2
Cash and cash equivalents, beginning of year						4.4				5.7	4.4	5.7	4.5
Cash and cash equivalents, end of year			7.2				4.4				7.2	4.4	5.7
Other Non-Guarantor Subsidiaries [Member]
Condensed Statements of Operations [Abstract]
Net sales											496.3	411.5	533.0
Cost of products sold (a)											387.2	299.4	425.1
Selling and administrative expenses (exclusive of items shown separately below)											26.9	22.6	22.6
Depreciation											29.2	21.8	20.9
Charge (credit) for termination of pellet agreement and related transportation costs											0.0	0.0
Charge for facility idling													0.0
Asset impairment charge											0.0
Total operating costs											443.3	343.8	468.6
Operating profit (loss)											53.0	67.7	64.4
Pension and OPEB expense (income)											0.0	0.0	0.0
Interest expense											2.0	1.6	2.0
Impairment of Magnetation investment													(256.3)
Impairment of AFSG investment													(41.6)
Other income (expense)											5.4	8.6	(11.6)
Income (loss) before income taxes											56.4	74.7	(247.1)
Income tax expense (benefit)											(1.8)	3.6	(4.6)
Equity in net income (loss) of subsidiaries											0.0	(0.7)	0.6
Net income (loss)											58.2	70.4	(241.9)
Less: Net income attributable to noncontrolling interests											61.4	66.0	62.8
Net income (loss) attributable to AK Steel Holding Corporation											(3.2)	4.4	(304.7)
Other comprehensive income (loss)											4.7	(1.5)	(3.1)
Comprehensive income (loss) attributable to AK Steel Holding Corporation											1.5	2.9	(307.8)
Current assets:
Cash and cash equivalents			16.3			20.9	20.9			23.9	20.9	23.9	37.2	16.3	20.9	23.9	37.2
Accounts receivable, net														65.4	19.6
Inventory														108.3	42.0
Other current assets														5.4	2.9
Total current assets														195.4	85.4
Property, plant and equipment														646.3	535.2
Accumulated depreciation														(130.0)	(101.6)
Property, plant and equipment, net														516.3	433.6
Other non-current assets:
Investment in subsidiaries														67.5	67.5
Inter-company accounts														0.0	0.0
Goodwill and intangible assets														273.9	0.0
Other non-current assets														44.3	38.9
TOTAL ASSETS														1,097.4	625.4
Current liabilities:
Accounts payable														50.9	15.0
Accrued liabilities														34.5	13.4
Current portion of pension and other postretirement benefit obligations														0.4	0.3
Total current liabilities														85.8	28.7
Non-current liabilities:
Long-term debt														0.0	0.0
Pension and other postretirement benefit obligations														3.4	3.3
Inter-company accounts														489.1	458.4
Other non-current liabilities														34.7	0.1
TOTAL LIABILITIES														613.0	490.5
EXCHANGEABLE NOTES EXCHANGE FEATURE															0.0
Equity (deficit):
Total stockholders’ equity (deficit)														139.2	(228.0)
Noncontrolling interests														345.2	362.9
TOTAL EQUITY (DEFICIT)														484.4	134.9
TOTAL LIABILITIES AND EQUITY (DEFICIT)														1,097.4	625.4
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											61.7	92.2	108.1
Cash flows from investing activities:
Capital investments											(15.1)	(2.8)	(5.0)
Proceeds from sale of equity investee													0.0
Proceeds from AFSG Holdings, Inc. distribution													14.0
Investments in acquired business, net of cash acquired											0.0
Other investing items, net											0.2	(0.7)	0.0
Net cash flows from investing activities											(14.9)	(3.5)	9.0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											0.0	0.0	0.0
Proceeds from issuance of long-term debt											0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs											0.0	0.0
Inter-company activity											27.7	(6.6)	(34.1)
SunCoke Middletown distributions to noncontrolling interest owners											(79.1)	(85.1)	(96.3)
Other financing items, net											0.0	0.0	0.0
Net cash flows from financing activities											(51.4)	(91.7)	(130.4)
Net increase (decrease) in cash and cash equivalents											(4.6)	(3.0)	(13.3)
Cash and cash equivalents, beginning of year						20.9				23.9	20.9	23.9	37.2
Cash and cash equivalents, end of year			16.3				20.9				16.3	20.9	23.9
Eliminations [Member]
Condensed Statements of Operations [Abstract]
Net sales											(456.8)	(460.9)	(594.5)
Cost of products sold (a)											(413.8)	(416.2)	(543.7)
Selling and administrative expenses (exclusive of items shown separately below)											(44.7)	(43.3)	(49.1)
Depreciation											0.0	0.0	0.0
Charge (credit) for termination of pellet agreement and related transportation costs											0.0	0.0
Charge for facility idling													0.0
Asset impairment charge											0.0
Total operating costs											(458.5)	(459.5)	(592.8)
Operating profit (loss)											1.7	(1.4)	(1.7)
Pension and OPEB expense (income)											0.0	0.0	0.0
Interest expense											0.0	0.0	0.0
Impairment of Magnetation investment													0.0
Impairment of AFSG investment													0.0
Other income (expense)											(3.8)	(5.2)	0.0
Income (loss) before income taxes											(2.1)	(6.6)	(1.7)
Income tax expense (benefit)											(0.9)	(2.5)	(0.7)
Equity in net income (loss) of subsidiaries											(151.5)	(29.8)	905.9
Net income (loss)											(152.7)	(33.9)	904.9
Less: Net income attributable to noncontrolling interests											0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation											(152.7)	(33.9)	904.9
Other comprehensive income (loss)											(43.2)	(123.1)	(5.6)
Comprehensive income (loss) attributable to AK Steel Holding Corporation											(195.9)	(157.0)	899.3
Current assets:
Cash and cash equivalents			0.0			0.0	0.0			0.0	0.0	0.0	0.0	0.0	0.0	$ 0.0	$ 0.0
Accounts receivable, net														(13.2)	(8.3)
Inventory														(9.9)	(11.5)
Other current assets														0.0	0.0
Total current assets														(23.1)	(19.8)
Property, plant and equipment														0.0	0.0
Accumulated depreciation														0.0	0.0
Property, plant and equipment, net														0.0	0.0
Other non-current assets:
Investment in subsidiaries														1,215.0	1,694.3
Inter-company accounts														(4,605.9)	(4,413.9)
Goodwill and intangible assets														0.0	0.0
Other non-current assets														0.0	0.0
TOTAL ASSETS														(3,414.0)	(2,739.4)
Current liabilities:
Accounts payable														(1.7)	0.5
Accrued liabilities														0.0	0.0
Current portion of pension and other postretirement benefit obligations														0.0	0.0
Total current liabilities														(1.7)	0.5
Non-current liabilities:
Long-term debt														0.0	0.0
Pension and other postretirement benefit obligations														0.0	0.0
Inter-company accounts														(4,688.7)	(4,495.3)
Other non-current liabilities														0.0	0.0
TOTAL LIABILITIES														(4,690.4)	(4,494.8)
EXCHANGEABLE NOTES EXCHANGE FEATURE															0.0
Equity (deficit):
Total stockholders’ equity (deficit)														1,276.4	1,755.4
Noncontrolling interests														0.0	0.0
TOTAL EQUITY (DEFICIT)														1,276.4	1,755.4
TOTAL LIABILITIES AND EQUITY (DEFICIT)														$ (3,414.0)	$ (2,739.4)
Condensed Cash Flows [Abstract]
Net cash flows from operating activities											(1.0)	(15.3)	(3.7)
Cash flows from investing activities:
Capital investments											0.0	0.0	0.0
Proceeds from sale of equity investee													0.0
Proceeds from AFSG Holdings, Inc. distribution													0.0
Investments in acquired business, net of cash acquired											0.0
Other investing items, net											0.0	0.0	0.0
Net cash flows from investing activities											0.0	0.0	0.0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net borrowings (repayments) under credit facility											0.0	0.0	0.0
Proceeds from issuance of long-term debt											0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs											0.0	0.0
Inter-company activity											1.0	15.3	3.7
SunCoke Middletown distributions to noncontrolling interest owners											0.0	0.0	0.0
Other financing items, net											0.0	0.0	0.0
Net cash flows from financing activities											1.0	15.3	3.7
Net increase (decrease) in cash and cash equivalents											0.0	0.0	0.0
Cash and cash equivalents, beginning of year						$ 0.0				$ 0.0	0.0	0.0	0.0
Cash and cash equivalents, end of year			$ 0.0				$ 0.0				$ 0.0	$ 0.0	$ 0.0